Employee Retirement and Severance Benefits (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (189,215)	¥ (248,467)
Japan
Defined Benefit Plan Disclosure [Line Items]
Other assets	7,469	2,911
Accrued expenses	(1,461)	(1,208)
Accrued pension and severance cost	(116,929)	(154,594)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	(110,921)	(152,891)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	18,442	13,596
Accrued expenses	(1,308)	(1,041)
Accrued pension and severance cost	(72,286)	(93,873)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position, Total	¥ (55,152)	¥ (81,318)